SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 18, 2023	Nov. 11, 2022	Aug. 05, 2013	Dec. 27, 2023	Sep. 29, 2021	Dec. 18, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Average interest rate, short-term bank deposits in U.S. dollars							6.20%	4.84%
Amortization in R&D expenses							$ 325	$ 6,019	$ 1,291
Revenue recognition under milestone method		$ 7,500		$ 10,000	$ 6,000	$ 2,000
Severance expenses							432	$ 468	$ 383
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned			$ 10,000				10,000
Research And Development Arrangement Payments Receivable			$ 250,000				200,000
Accrued milestone payment							25,500
License revenue							23,459
Deferred revenues included in current liabilities							11,149
Deferred revenues included in non current liabilities							$ 25,392
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share							7,921,020	8,405,615	6,758,300
Master Clinical Agreement One [Member]
Investment amount							$ 12,000
Deferred participation of BMS in R&D expenses							4,121
Master Clinical Agreement Two [Member]
Investment amount							20,000
Deferred participation of BMS in R&D expenses							$ 5,000
License Agreement With Gilead [Member]
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 60,000
Research And Development Arrangement Payments Receivable	$ 788,000